Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (25,971,668)	$ (12,418,507)
Adjustments for:
Depreciation expenses	140,492	141,321
Amortization expenses	2,060	504
Net gain on fair value changes of financial assets measured at fair value through profit or loss	(104,001)	(129,075)
Finance costs	1,960,321	614,902
Interest income	(43,797)	(157)
Compensation costs recognized of share-based payment transactions	955,673	2,329,874
Gain on dilution of subsidiary and recognition of associate	0	(2,307,735)
Share of results of associate accounted for using equity method	312,372	81,880
Impairment loss of associate accounted for using equity method	50,109
Net gain on fair value changes of short-term investments measured at fair value through profit or loss	(30,846)
Unrealized gain on foreign exchange, net	(344,266)	(192,176)
Changes in operating assets and liabilities
Decrease in other assets	1,368,600	424,837
(Decrease) Increase in trade payables	6,326,120	(272,771)
Decrease in other payables	(577,153)	(1,531,218)
Cash used in operations	(15,955,984)	(13,258,321)
Interest received	43,797	157
Interest paid	(1,000,096)	(1,223,529)
Income tax paid	0	0
Net cash used in operating activities	(16,912,283)	(14,481,693)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(17,707)	(4,211)
Acquisition of intangible assets	0	(12,360)
Purchase of short-term investments	(16,537,462)
Proceeds from disposal or redemption of short-term investments	24,955
Increase in refundable deposits		(16,743)
Net cash used in investing activities	(16,530,214)	(33,314)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term borrowings	5,000,000	0
Repayment on long term borrowings	0	(3,250,000)
Repayment of the principal portion of lease liabilities	(149,007)	(208,142)
Proceeds with new share capital	0	101,555,708
Proceeds from exercise of loan warrants	0	575,399
Proceeds from exercise of share options	0	214,500
Payments for transaction costs attributable to the issuance of ordinary shares	0	(4,576,671)
Net cash generated from financing activities	4,850,993	94,310,794
NET INCREASE. (DECREASE) IN CASH AND CASH EQUIVALENTS	(28,591,504)	79,795,787
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	90,167,967	14,324,371
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 61,576,463	$ 94,120,158